Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-Term Debt

27 Short-term debt

	2010	2011
Revolving credit facility	400	—
Other short-term bank borrowings	18	35
Current portion of long-term debt	5	17

Total	423	52

At December 31, 2011, we have a Secured Revolving Credit Facility of $647 million based on exchange rates on that date compared to $669 million at December 31, 2010 based on exchange rates on that date, which we entered into on September 29, 2006 in order to finance our working capital requirements and general corporate purposes. Amounts drawn from the Revolving Credit Facility are classified as short-term debt.

During 2011, drawings of the Revolving Credit Facility have been fully redeemed at year-end. At December 31, 2010, the sum of drawings was $400 million.

The weighted average interest rate under the Secured Revolving Credit Facility was 3.0% as of December 31, 2011 (3.2% as of December 31, 2010).

At December 31, 2011, other short-term bank borrowings of $35 million (2010: $18 million) consisted of a local bank borrowing by our Chinese subsidiary.

The applicable weighted average interest rate during 2011 was 4.36% (2010: 2.80%).

On May 10, 2010, we entered into a €458 million Forward Start Revolving Credit Facility, which becomes available, subject to specified conditions, on September 28, 2012, and matures on September 28, 2015, to replace our existing Secured Revolving Credit Facility. The conditions to utilization of the Forward Start Revolving Credit Facility include specified closing conditions, as well as conditions (i) that our consolidated net debt does not exceed $3,750 million as of June 30, 2012 (and if it exceeds $3,250 million on such date, the commitments under the Forward Start Revolving Credit Facility will be reduced by 50%), and (ii) that we issue on or before September 28, 2012, securities with gross proceeds of $500 million, having a maturity at least 180 days after the maturity of the Forward Start Revolving Credit Facility, the proceeds of which are to be used to refinance debt (other than debt under the Secured Revolving Credit Facility) that matures before the maturity of the Forward Start Revolving Credit Facility.